Schedule of Property and Equipment Estimated Useful Lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures	12 years	12 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives, description	Not depreciated	Not depreciated
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives, description	Not depreciated	Not depreciated
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives, description	Lessor of lease term or 5 years	Lessor of lease term or 5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures	5 years	5 years